Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 87,592	$ 81,224	$ 116,929
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	78,803	70,887	71,148
Amortization and write off of financing costs	2,747	1,827	746
Amortization of deferred drydocking and special survey	8,139	8,465	7,986
Amortization of unearned revenue	(650)	(650)	(3,378)
Net settlements on interest rate swaps qualifying for cash flow hedge	(2,752)	0	0
Loss (gain) on derivative instruments	8,709	4,459	(5,595)
Gain on sale/disposal of vessels, net	(13,077)	(9,588)	(2,854)
Gain on sale of investments	8	(148)	(108)
Changes in Operating Assets and Liabilities [Abstract]:
Receivables	1,210	(225)	(2,039)
Due from related parties	(2,288)	7,009	4,538
Inventories	199	1,945	1,108
Claims receivable	(2,329)	(71)	2,472
Prepayments and other	518	(763)	431
Accounts payable	(71)	(4,694)	4,996
Due to related parties	0	(7,253)	6,983
Accrued liabilities	665	1,995	(8,447)
Unearned revenue	2,888	529	(3,906)
Other liabilities	677	(701)	(692)
Drydockings	(6,122)	(12,705)	(6,051)
Accrued charter revenue	30,313	(13,596)	(22,374)
Net Cash provided by Operating Activities	195,179	127,946	161,893
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Advances for vessels acquisitions	(148,373)	(3,830)	(47,903)
Vessel acquisitions/addition to vessel cost	(190,209)	(50,781)	(8,864)
Proceeds from sale of available for sale of securities	6,082	8,030	21,421
Proceeds from the sale of vessels, net	48,742	22,731	48,157
Net Cash provided by (used in) Investing Activities	(283,758)	(23,850)	12,811
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Proceeds from Initial Public Offering, net of related expenses	0	148,827	0
Initial Public Offering costs	0	(3,284)	0
Stockholders' contributions	0	2,400	0
Proceeds from long-term debt	226,293	0	30,000
Repayment of long-term debt	(124,610)	(93,856)	(124,355)
Payment of financing costs	(9,233)	(3,256)	(150)
Dividends paid	(61,506)	(10,000)	(30,230)
Distribution paid to stockholders with reorganization	0	0	(131,000)
(Increase) decrease in restricted cash	(4,143)	2,565	3,051
Net Cash provided by (used in) Financing Activities	26,801	43,396	(252,684)
Net increase / (decrease) in cash and cash equivalents	(61,778)	147,492	(77,980)
CASH AND CASH EQUIVALENTS at beginning of the year	159,774	12,282	90,262
CASH AND CASH EQUIVALENTS at end of the year	97,996	159,774	12,282
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the year for interest, net of amounts capitalized	$ 20,783	$ 19,896	$ 52,176